UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /s/Peter W. May           New York, New York               2/13/07
       ------------------------   ------------------------------  -------
            [Signature]           [City, State]                   [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              6
                                               -------------

Form 13F Information Table Value Total:         $  26,957
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                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number               Name

     01        28-11639                          Nelson Peltz

     02        28-11640                          Peter W. May

     03        28-11641                          Edward P. Garden













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                                               FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6          COLUMN 7      COLUMN 8
   --------             --------      --------     --------           --------        --------          --------      --------
                                                   VALUE          SHARES/ or SH/PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)       PRN AMT    PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED    NONE

Wendy's Intl Inc.       COM             950590109     4,491      135,712     SH         Defined        1,2,3        135,712

H.J. Heinz Co.          COM             423074103     11,511     255,742     SH         Defined        1,2,3        255,742

Tribune Co. New         COM             896047107     2,875       93,391     SH         Defined        1,2,3        93,391

Tim Hortons Inc.        COM             88706M103     4,096      141,429     SH         Defined        1,2,3        141,429

Lions Gate Entmnt Corp. COM NEW         535919203     1,647      153,528     SH         Defined        1,2,3        153,528

Chemtura Corp.          COM             163893100     2,337      242,664     SH         Defined        1,2,3        242,664



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